SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Restructuring Cost and Reserve [Line Items]
Net (loss)/profit attribute to ordinary shareholders		¥ (241,700)	$ (33,113)
Weighted average number of share outstanding, basic		100
Basic net income (loss) per ordinary share | (per share)	$ (331)	¥ (2,417)
Weighted average number of share outstanding, diluted		100
Diluted net income (loss) per ordinary share | (per share)	$ (331)	¥ (2,417)
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Net profit attribute to ordinary shareholders			(7,174,000)			¥ 99,263,000	¥ (97,315,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011,000)
Net (loss)/profit attribute to ordinary shareholders			$ (7,174,000)	¥ (52,376,000)	$ 13,980,000	¥ 99,263,000	¥ (223,534,000)
Weighted average number of share outstanding, basic			221,777,718	221,777,718	221,777,718	221,777,718	224,986,014
Basic Weighted average number of shares outstanding, Continuing operations | (per share)			$ (0.03)	¥ (0.24)	$ 0.05	¥ 0.37	¥ (0.97)
Basic Weighted average number of shares outstanding, Discontinued operations | (per share)						0.08	(0.02)
Basic net income (loss) per ordinary share | (per share)			$ (0.03)	¥ (0.24)	$ 0.06	¥ 0.45	¥ (0.99)
Weighted average number of share outstanding, diluted			221,777,718	221,777,718	342,756,528	342,756,528	224,986,014
Diluted Weighted average number of shares outstanding, Continuing operations | (per share)			$ (0.03)	¥ (0.24)	$ 0.03	¥ 0.24	¥ (0.97)
Diluted Weighted average number of shares outstanding, Discontinued operations | (per share)						0.05	(0.02)
Diluted net income (loss) per ordinary share | (per share)			$ (0.03)	¥ (0.24)	$ 0.04	¥ 0.29	¥ (0.99)
Net profit attribute to ordinary shareholders | ¥				¥ (52,376,000)		¥ 99,263,000	¥ (97,315,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							¥ 130,011,000